Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of preparation
a.	Basis of preparation

These unaudited consolidated financial statements as of June 30, 2026 and December 31, 2025, and for the six months ended June 30, 2026 and 2025 (the “Financial Statements”) have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. They reflect all adjustments, consisting only of normal recurring adjustments, that management considers necessary for a fair statement of the results for the periods presented. Results for the six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026. Significant accounting policies followed by the Group in the preparation of the Financial Statements are summarized below. As these are the Group’s first financial statements prepared under U.S. GAAP, the significant accounting policies are presented in full rather than limited to those that have changed since December 31, 2025. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest thousands.

Principles of consolidation
b.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transaction
c.	Foreign currency translation and transaction

The reporting currency of the Group is the United States dollar (“USD”, “US$” or “$”). Items included in the financial statements of each of the Group’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “functional currency”), based on the criteria of ASC Topic 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the period are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive income (loss).

Assets and liabilities of the Group companies are translated from their respective functional currencies into the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates, and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustments are recorded in “accumulated other comprehensive income (loss)” as a component of shareholders’ equity.

Use of estimates
d.	Use of estimates

Preparation of the Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting periods.

The significant accounting estimate reflected in the Group’s Financial Statements is the impairment assessment of goodwill and indefinite-lived intangible assets, share-based compensation; useful lives of long-lived assets; impairment of long-lived assets; income taxes, including valuation allowance for deferred tax assets; and the fair value of level 3 financial instruments.

Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties. To the extent that there are material differences between these estimates and actual results, the Financial Statements will be affected. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the result of which forms the basis for making judgments about the carrying values of assets and liabilities.

Cash and cash equivalents
e.	Cash and cash equivalents

Cash and cash equivalents comprise cash in banks and short-term, highly liquid investments that are readily convertible into known amounts of cash which are subject to an insignificant risk of changes in value and are within three months of maturity at acquisition.

Restricted cash
f.	Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the “total cash, cash equivalents, and restricted cash” in the consolidated statements of cash flows. The Group’s restricted cash mainly includes security deposits held in designated bank accounts under the terms of standby letters of credits arrangement and other contractual obligations.

Accounts receivables
g.	Accounts receivables

Accounts receivable are contractual rights to receive cash or digital assets from revenue arrangements.

Receivables are recorded at the transaction price when the Group’s performance obligations are satisfied, either at a point in time or overtime. Accounts receivable denominated in digital assets represent rights to receive a fixed amount of digital assets at the time of invoicing and are initially and subsequently measured at the fair value of the underlying digital assets to be received, with changes in the fair value recorded in Other operating expenses, net in the consolidated statements of operations and comprehensive income (loss).

Accounts receivables are presented net of an allowance for expected credit losses determined in accordance with the Group’s current expected credit losses accounting policy described below.

Current expected credit losses
h.	Current expected credit losses

The Group’s financial assets measured at amortized cost, primarily accounts receivable and other receivables, are within the scope of ASC Topic 326, Financial Instruments – Credit Losses. The Group has identified the relevant risk characteristics of its customers and the related receivables, which include the type of products and services the Group provides, the nature of the customers, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers historical credit loss experience, the aging of receivable balances, current economic conditions, and reasonable and supportable forecasts of future economic conditions, together with any recoveries, in assessing the lifetime expected credit losses. Effective January 1, 2026, the Group elected the practical expedient available under ASC Topic 326 for current accounts receivable and current contract assets arising from transactions accounted for under ASC Topic 606, pursuant to which the Group assumes that the conditions existing as of the balance sheet date remain unchanged over the remaining life of those assets and accordingly does not develop reasonable and supportable forecasts of future economic conditions in estimating expected credit losses for them. Forecasts of future economic conditions continue to be considered in estimating expected credit losses for financial assets outside the scope of the practical expedient, including other receivables. Other key factors that influence the expected credit loss analysis include the payment terms offered to customers in the normal course of business and industry-specific factors that could impact the Group’s receivables. The allowance for expected credit losses is remeasured at each reporting date, with the related provision for, or reversal of, credit losses recognized in the consolidated statements of operations and comprehensive income (loss), and receivables are presented net of the allowance. Receivable balances are written off against the allowance when the Group determines that they are uncollectible.

The Group recognizes an allowance for receivables settled in digital assets using the general expected credit losses model in a manner similar to the model and consideration used for assessing credit losses from typical accounts receivable. Under this model, the Group calculates the allowance for credit losses by considering on a discounted basis, all expected shortfalls which are the difference between the quantity of digital asset due to the Group in accordance with the contract and the quantity of digital asset that the Group expects to receive, in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes. No allowance, write-offs or recoveries were recognized against the receivables settled in digital assets for the six months ended June 30, 2026 and 2025.

Digital assets
i.	Digital assets

Digital assets are held in the Group’s digital asset wallets. The Group classifies the digital assets as current assets based on the intention to actively utilize or convert them within the normal operating cycle.

Digital assets are, by their nature, identifiable non-monetary assets that lack physical substance. Future economic benefits attributable to these digital assets are expected to flow to the Group because these digital assets can be exchanged for fiat currencies. Furthermore, the cost of the Group’s digital assets can be measured using the quoted price of such digital assets at the time the fair value is being measured, which the Group considers to be predominantly a Level 1 fair value input under the fair value hierarchy.

In accordance with ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets, digital assets are initially recorded at the transaction price of the digital assets at initial recognition and are subsequently remeasured at fair value at the end of each reporting period, with changes in fair value recognized in fair value change of digital assets held for operations in the consolidated statements of operations and comprehensive income (loss). Realized gains and losses on disposition are recognized on a first-in-first-out basis. Fair value is measured using quoted digital assets prices within the Group’s principal market at the time of measurement. Gains and losses are influenced by the volume and mix of digital assets received and used, and the timing of the turnover of these digital assets.

Inventories, net
j.	Inventories, net

The Group’s inventories primarily comprise mining rigs, including the components and parts, partially assembled mining rigs and completed mining rigs. Inventories, consisting of raw materials, work-in-progress and finished goods, which are stated at the lower of cost and net realizable value. Cost is calculated using the standard cost method, which approximates actual cost based on a weighted average basis. The cost comprises all costs of purchase, costs of conversion, and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

At each reporting date, inventories are reviewed for obsolescence, damage, or slow-moving stock. A write-down is recorded as the cost of revenue if the carrying amount exceeds the estimated net realizable value.

Property, plant and equipment
k.	Property, plant and equipment

Property, plant and equipment are measured at cost, less accumulated depreciation and impairment losses, if any.

Property, plant and equipment are recorded at purchase cost. Direct labor and other directly attributable costs incurred to construct new assets and upgrade existing assets are capitalized. Repairs and maintenance expenditures are recognized in the consolidated statements of operations and comprehensive income (loss) as incurred. Significant renewals and betterments are capitalized.

Property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets as follows:

●	Buildings	15 - 20 years
●	Land	Indefinite
●	Machinery	3 – 15 years
●	Electronic equipment	3 – 15 years
●	Leasehold improvements and property improvements	3 – 15 years
●	Containerized solution	4 – 8 years
●	Graphics Processing Unit (“GPU”) equipment	4 years
●	Mining rigs	2 – 3 years
●	Others	3 – 10 years

Land acquired by the Group has an indefinite useful life and therefore is not depreciated.

The depreciation method, useful lives and residual value of an asset are reviewed when events or changes in circumstances indicate that the current estimates may no longer be appropriate, and any changes are accounted for prospectively as a change in accounting estimate. Effective from July 2025, substantially all mining rigs were estimated to have a useful life of two to three years. The revision reflects the Group’s reassessment of the period over which mining rigs are expected to deliver their expected performance, having regard to the increasing frequency of technological advancement leading to new generations of mining rigs, and aligns the Group’s estimates with prevailing industry practice. Prior to July 2025, the estimated useful lives were consistent with those applied in the year ended December 31, 2024, whereby mining rigs had useful lives ranging from two to five years. These revisions apply only to mining rigs held by the Group as of the respective effective dates; mining rigs deployed subsequently continue to be depreciated based on the useful lives and residual values determined at the time of deployment. The Group also reduced the estimated residual values of substantially all of its mining rigs. Residual values are estimated based on the expected recoverable amount of the mining rigs at the expected time of disposal, taking into consideration factors such as make and model.

When assets are retired or otherwise disposed of, their cost and the related accumulated depreciation are derecognized from the consolidated balance sheets and the resulting gains or losses on the disposal or sale of the assets are recognized in the consolidated statements of operations and comprehensive income (loss).

An asset under construction is stated at cost until the construction is completed, at which time it is reclassified to the property, plant and equipment account to which it relates. During the construction period until the asset is ready for its intended use or sale, borrowing costs, which include interest expense and foreign currency exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest expense, are capitalized in proportion to the average amount of accumulated expenditures during the period. Capitalization of borrowing costs ceases when the construction is completed, and the asset is ready for its intended use or sale.

Intangible assets
l.	Intangible assets

Intangible assets acquired by the Group are stated at cost less accumulated amortization (where the estimated useful life is finite) and impairment losses. The intangible assets acquired as part of a business combination transaction are recognized at their fair value at the acquisition date. All intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives.

Intangible assets are not amortized where their useful lives are assessed to be indefinite. Intangible assets with indefinite useful life are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill (“ASC 350-30”).

The estimated weighted average useful lives from the date of purchases are as follows:

●	Rights to electrical capacity	Lease term of the datacenter or the access rights period
●	Technologies	3 years
●	Patents, trademarks, royalties and other rights	3 - 5 years
●	Software	3 -10 years

Goodwill
m.	Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

All of the Group’s goodwill is assigned to the Self-mining reporting unit. The carrying amount of goodwill remained unchanged at US$35.8 million as of June 30, 2026 and December 31, 2025, with no additions, disposals or impairment charges recognized during the six months ended June 30, 2026 and 2025.

Leases
n.	Leases

As a lessee

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in the lease is not readily determinable for the Group’s operating leases, the Group generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group did not elect, for all classes of underlying assets, the practical expedient under ASC 842-10-15-37 not to separate non-lease components from the associated lease components and instead accounts for each lease component and its associated non-lease components as a single lease component, except for the colocation property asset class. The Group has no material finance leases for any of the periods presented.

The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

If an ROU asset is determined to be impaired, the Group measures the impairment loss and reduces the carrying amount of the ROU asset to its impaired carrying amount. The remaining balance of the ROU asset after the impairment is amortized on a straight-line basis from the date of impairment to the earlier of the end of the useful life of the ROU asset or the end of the lease term. For operating lease, the single lease cost recognized in net income after an impairment event is calculated as the sum of: (a) amortization of the remaining balance of the ROU asset after the impairment, and (b) accretion of the lease liability, determined for each remaining period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability.

As a lessor

When the Group is a lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancellable term of the lease. Straight-line rental revenue commences when the customer assumes the control of the leased asset. Rental income is included in revenue in the consolidated statements of operations and comprehensive income (loss).

Share-based compensation
o.	Share-based compensation

The Group accounts for share-based awards issued to employees and non-employees in accordance with ASC Topic 718, Compensation – Stock Compensation.

Employees’ share-based awards and non-employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method over the requisite service period, which is the vesting period. The Group elects to recognize forfeitures when they occur.

A change in the terms or conditions of a share-based award, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. The Group recognizes incremental compensation cost for an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. Therefore, in relation to the modified award, the Group recognizes share-based compensation over the vesting periods of the modified award.

Revenue recognition
p.	Revenue recognition

The Group’s revenues are derived principally from self-mining arrangements, co-mining arrangements, sales of mining rigs and accessories, cloud hash rate arrangements, hosting arrangements (including general, membership and cloud hosting) and AI cloud services.

Revenue is recognized when control over goods or services is transferred to the customer, at the amount of promised consideration to which the Group is expected to be entitled. Revenue excludes value-added tax (“VAT”) or other sales taxes and is after deduction of trade discount, if any.

Revenue is recognized applying the following five steps:

i)	Identify the contract with a customer;

ii)	Identify the performance obligations in the contract;

iii)	Determine the transaction price;

iv)	Allocate the transaction price to the performance obligations in the contract; and

v)	Recognize revenue when (or as) the Group satisfies a performance obligation.

For arrangements priced at fiat currency, the Group recognizes revenue based on the contract price. For arrangement priced at digital asset, the Group recognizes revenue based on the spot price of the digital asset to fiat currency on the date when it is earned.

When another party is involved in providing services to a customer, the Group is the principal if it controls the specified services before those services are transferred to the customer.

The primary sources of Group’s revenues are recognized as follows:

Self-mining

The Group enters into contracts with mining pool operators to provide a service to the mining pool operators to perform hash calculations using the Group’s own mining rigs. Self-mining revenue comprises the consideration earned from hash calculation services performed using mining rigs deployed at datacenters that the Group owns, or leases and operates. The Group considers the mining pool operators as the customers under this type of arrangement and can decide when to start providing services. The Group’s enforceable right to consideration begins when, and continues as long as, the Group provides hash calculation services to the mining pool operators. Each party to the contract has the unilateral right to terminate the contract at any time without any compensation to the other party for such a termination. As such, the duration of a contract is less than a day and the contract continuously renews throughout the day. The implied renewal option is not a material right because there are no upfront or incremental fees in the initial contract and the terms, conditions, and compensation amount for the renewal options are at the then market rates.

In exchange for providing hash calculation service to the mining pool operators, the Group is entitled to non-cash compensation, digital asset, from the mining pool operators, which is a variable consideration based on the mining pool operators’ distribution mechanisms, which can differ depending on the specific mining pools. For the periods presented, the Group primarily participated in Bitcoin mining to generate its self-mining revenues, and the payment mechanisms used by the mining pool operators were Full-Pay-Per-Share (“FPPS”), Pay-Per-Share-Plus (“PPS+”) and Transparent Index of Distinct Extended Shares (“TIDES”). The Group mainly participates in mining pools operators that use the FPPS payment mechanism.

The non-cash consideration includes block rewards and transaction fees, less mining pool fees. For FPPS and PPS+ pools, the Group is entitled to non-cash consideration even if a block is not successfully validated by the mining pool operators. For the TIDES payment mechanism, the Group’s entitlement to non-cash consideration is variable and dependent upon the successful validation of a block by the mining pool operator, and is not included in the transaction price until the uncertainty is resolved.

FPPS Mining Pools

The Group is entitled to compensation once it begins to perform hash calculations for the mining pool operator in accordance with the operator’s specifications over a 24-hour period beginning mid-night UTC and ending at 23:59:59 UTC on a daily basis. The non-cash consideration that the Group is entitled to for providing hash calculations to the mining pool operator under the FPPS payment mechanism is made up of block rewards and transaction fees less pool operator fees determined as follows:

●	The non-cash consideration referred as the block reward is based on the total blocks expected to be generated on the Bitcoin Network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the daily hash calculations that the Group provides to the pool operator as a percent of the Bitcoin Network’s implied hash calculations as determined by the network difficulty, multiplied by the total Bitcoin Network block rewards expected to be generated for the same daily period.

●	The non-cash consideration referred as the transaction fees is based on the share of total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain over the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the Bitcoin Network during the daily 24-hour period as a percent of the total block rewards the Bitcoin Network actually generated during the same 24-hour period, multiplied by the block rewards the Group earned for the same 24-hour period.

●	The gross non-cash compensation, consisting of the block reward and transaction fees, earned by the Group is reduced by the mining pool fees charged by the operator for operating the pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent the Group performs hash calculations and generates revenue in accordance with the pool operator’s payout formula during the same daily period as discussed above.

PPS+ Mining Pool

The Group also participates in one PPS+ mining pool that provides non-cash consideration determined in a manner similar to the FPPS mining pools except the amount of transaction fees from the PPS+ mining pool operator is determined based on the share of actual transaction fees paid to the specific blocks the mining pool successfully mined in the Bitcoin Blockchain in a daily 24-hour period in accordance with the operator’s specifications. The transaction fees are determined using the following formula: the hash calculations that the Group provides to the pool operator as a percent of the total relevant hash calculations performed by the mining pool operator under PPS+, multiplied by actual transaction fees paid to the specific blocks a mining pool operator successfully mined under PPS+ in the Bitcoin Blockchain.

TIDES Mining Pool

The Group’s entitlement to non-cash consideration referred as the block rewards is determined by its proportion of hash calculation contributions to a specific window of hash calculations at the time a block is successfully validated. The pool operator defines this ‘latest number of shares’ (the window size) within its reward policy. The non-cash consideration under the TIDES payment mechanism is calculated with the following formula: the Group’s submitted share of the total shares in this window, multiplied by the block rewards and transaction fees earned on the Bitcoin Blockchain. Transaction fees are determined in a manner consistent with the PPS+ mining pool, based on the actual fees attributable to successfully validated blocks.

The above non-cash consideration is variable since the amount of block reward earned depends on the amount of hash calculations the Group performs; the amount of transaction fees depends on the total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain under FPPS, and the actual transaction fees paid to the specific blocks a mining pool operator successfully mined over the daily period under PPS+ and TIDES; and the operator fees for the same period are variable since it is determined based on the total block rewards and transaction fees in accordance with the pool operator’s agreement.

While the non-cash consideration is variable, the Group has the ability to estimate the variable consideration when the Group begins to provide hash calculation service with reasonable certainty without the risk of significant revenue reversal. The Group recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator and measures the non-cash consideration based on the spot rate of the underlying digital asset determined using the quoted price of such digital asset, as described in Note 2(i), at midnight UTC, on the date on which the Group provides the hash calculation service.

Although the non-cash consideration the mining pool operators receive from the blockchain networks includes both the block rewards and the transaction fees, the transaction price the Group receives is an aggregate amount and primarily includes the block rewards. As a result, the Group does not present disaggregated revenue information on block rewards and transaction fees.

Co-mining

The Group deploys mining rigs that it owns at datacenters owned and operated by third parties, which provide electrical capacity, site infrastructure and, in most cases, operating services for the mining rigs. The Group considers the mining pool operators to be the customers under this type of arrangement, and recognizes as revenue the full amount of the non-cash consideration to which it is entitled from the mining pool operator, on the same basis as self-mining revenue described above.

Sale of mining rigs and accessories

The Group recognizes revenue from sale of mining rigs and accessories to customers at the point in time when control of the mining rigs is transferred to the customer, which generally occurs upon shipment of the mining rigs as defined in the revenue contract. Sale of mining rigs and accessories is the sole performance obligation in this type of arrangement. The Group accepts both digital asset and fiat currency as payments for sale of mining rigs and accessories.

Cloud Hash Rate

The Group enters into Cloud Hash Rate arrangements with its customers by offering hash rate subscription plans to provide computing power in a specified quantity, measured by computing power per second, or hash rate, derived from the mining rigs held by the Group, for a specified period of time. The customer also needs to pay for electricity subscriptions, which are billed separately, to maintain the mining rigs that produce the subscribed hash rate over the contract period. The Group connects such computing power to a customer-designated mining pool under the instructions of the customer to simplify the customer’s mining experiences. As a result of directing the connection of such computing power to the mining pools, the customers are entitled to the mining rewards, which are directly transferred from mining pools to the customer-designated digital asset wallets.

The Group offers a number of different hash rate subscription plans by plan duration and type of digital asset to be mined. The Group offers electricity subscriptions in short durations and a customer needs to purchase electricity subscriptions multiple times to cover the duration of the hash rate subscription plan. The price of the electricity subscription is fixed at the commencement of each electricity subscription period but subject to adjustment from period to period. Both digital asset and fiat currency are accepted as payments under the Cloud Hash Rate arrangements. Furthermore, the hash rate subscription plans are offered under two modes. Under the classic mode, the customer receives all of the mining rewards from the mining pool. Under the accelerator mode, the customer pays a relatively lower computing power subscription fee. In exchange, the Group is entitled to additional consideration once the customer’s cost is recovered.

The Group offers two promises under the Cloud Hash Rate arrangement. One is to provide a specified quantity of computing power during a period of time and the other is to provide maintenance services for computing power generation for a period of time. The two promises are highly interrelated and are not separately identifiable because the customers expect to receive the computing power as a combined output from the hash rate subscription plan and the electricity subscription plan. The two promises provide a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer, over a period of time. As a result, the promises are treated as a single performance obligation satisfied over time.

The transaction price of the performance obligation includes the subscription prices for the hash rate subscription plans and the electricity subscription plans. As the price for the electricity subscription plans may change each electricity subscription period, the Group allocates the variable consideration to each electricity subscription period.

The control of the computing power has been transferred to the customers simultaneously as the customers consume the benefits from the computing power. The revenue is recognized over time where the consideration related to the hash rate subscription is recognized evenly over the contract term and the electricity subscription is allocated to and recognized evenly over each electricity subscription period.

For plans under the accelerator mode, besides the aforementioned subscription prices, the transaction price also includes an additional consideration once the customer’s cost is recovered. The additional consideration, which is variable, is determined as a percentage of a customer’s mining profit derived from the subscribed computing power and constrained until the mining pool operator finishes the calculation of the mining reward related to the mining activity in a given day. The Group includes such additional consideration in the transaction price and recognizes the revenue when the Group can reasonably calculate the amount and determine it is probable a significant reversal will not occur.

General Hosting

The Group provides general hosting services, which is a combined service package including custody of the customers’ mining rigs, electricity and network maintenance and other services, that enable customers to run blockchain computing operations. The customer is only able to benefit from the hosting service as a package and the Group has a single performance obligation. The hosting service fee is charged to the customer based on the customer’s consumption of resources, such as the amount of electricity used in a period. In the arrangement with certain customers, the Group is also entitled to additional variable consideration based on the customer’s mining yield during a period. Revenue from the general hosting service is recognized across each service cycle. The Group accepts both digital asset and fiat currency as payments for the hosting services.

Membership Hosting

The Group offers its large-scale miner customers membership hosting services by entering into a series of contracts, which includes a membership program agreement and a management services agreement. These contracts are signed with the same customer at or near the same time, and they are combined and accounted for as a single contract.

Pursuant to the membership program agreement, a customer subscribing the program is entitled to the program benefit of receiving maintenance services within a predetermined capacity measured by energy consumption (i.e., Kilowatts, or KW) (the “hosting capacity”). The Group provides such designated capacity in a leased mining datacenter and the program subscription period ends when the Group no longer operates the mining datacenter. In addition, the Group also agrees to provide other program benefits to the customer when such benefits are readily available to the customer during the program term, including, among other things, (i) early, priority and exclusive access to the newly available hosting capacity that is sufficient for large-scale miners, upon a new mining datacenter becomes available and (ii) more favorable pricing terms for the Group’s services, such as mining rigs management services, than the prevailing price in the local market. The Group charges an upfront fee for the program benefits subscribed.

Pursuant to the management services agreement, the Group provides management services for the customer’s mining rigs up to the capacity subscribed in the membership program agreement. In exchange for the management services fee, the Group promises to deliver a package of services to provide an infrastructure for the mining rigs, such as a premise for the custody of mining rigs, and network and utility to support the operation of the mining rigs. Unlike the general hosting service where the Group includes in its service package to host or operate the customer’s mining rigs under the customer’s instructions so that the mining rigs keep running and remain connected to the customer designated mining pools (the “mining rigs operation service”), under the management services agreement, a customer has the discretion to subscribe to the mining rigs operation service or choose to operate the mining rigs using the customer’s own personnel. The Group charges additional fee, at its stand-alone selling price, for the subscription of the Group’s mining rigs operation service. The management services fee and the mining rigs operation fee, as applicable, are charged to the customer monthly based on the customer’s consumption of resources, such as the amount of electricity used in a period.

The Group’s promise associated with the membership program agreement is to stand ready to provide services, and the Group’s promise associated with the management services agreement is to provide an infrastructure for the mining rigs through the set of services provided under the management services agreement. The two promises are not separately identifiable because the customer expects to receive mining rigs management services for the mining rigs up to the designated capacity, which is a combined output of the program benefit and management services provided by the Group as a package. The two promises provide a series of distinct services that have the same pattern of transfer to the customer over a period of time. As a result, the promises are treated as a single performance obligation satisfied over time. Revenue associated with the upfront fee for the program benefits is recognized over the program subscription period and revenue associated with the management services is recognized over each distinct service period. The promise to provide the mining rigs operation service, if subscribed to by a customer, is accounted for as a separate performance obligation and the associated revenue is recognized over each distinct service period at their respective stand-alone selling price. The Group accepts both digital asset and fiat currency as payments for the membership hosting arrangements. The contract term approximates the lease term of the mining datacenter and is estimated to be 13 years. The estimated lease term is adjusted when there is an indication that the Group is reasonably certain to renew or terminate the lease.

Cloud Hosting

The Group provides its customers, through subscription of Cloud Hosting orders, one-stop mining rigs hosting solution which integrates the provision of computing power generated from specified second-hand mining rigs and the provision of maintenance service, primarily including electricity supply and daily maintenance and repair care. The Group charges the customer an upfront fixed amount at the commencement of the Cloud Hosting arrangement for the customer to secure the procurement of the computing power from the specified mining rigs, as well as the variable fees for the provision of maintenance service based on the consumption of resources such as electricity throughout the duration of the service. The Group historically only accepts digital asset as payments for services under the Cloud Hosting arrangement.

The Cloud Hosting arrangements are offered under two modes. Under the classic mode, the customer receives all of the mining rewards from the mining pool. Under the accelerator mode, the customer is charged with a lower upfront amount and enjoys a quicker recovery of the costs. In exchange, the Group is entitled to additional consideration once a customer’s cost is recovered.

Two promises are offered under the Cloud Hosting arrangements. One is to provide the computing power generated from the specified mining rigs and the other is to perform maintenance services over the life of the mining rigs. The two promises are not separately identifiable because the customer expects to receive a steady operation of the mining rigs specified in the Cloud Hosting order, which is a combined output of the provision of computing power from the specified mining rigs and the provision of maintenance service of the specified mining rigs. The two promises provide a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer, over a period of time. As a result, the promises are treated as a single performance obligation satisfied over time.

The transaction price of the performance obligation includes an upfront fee paid upon placement of the Cloud Hosting order and periodical maintenance fees. The periodical maintenance fee is variable in each maintenance period based on the electricity consumption. The Group allocates the variable consideration to each distinct maintenance service period.

The revenue is recognized over time where the fixed upfront fee is recognized evenly over the contract term and the periodical maintenance fee is recognized over each respective service period. The contract term approximates to the life of the specified mining rigs and is estimated to be two years. The estimated life of these mining rigs is reviewed at least at each fiscal year-end and adjusted if the expectation of the realization of economic benefits from the specified mining rigs is different from the previous estimate.

For plans under the accelerator mode, besides the aforementioned fees, the transaction price also includes the additional consideration once the customer’s cost is recovered. The additional consideration, which is variable, is determined as a percentage of a customer’s mining profit derived from the computing power of the specified mining rigs and constrained until the mining pool operator finishes the calculation of the mining reward related to the mining activity in a given day. The Group includes such additional consideration in the transaction price and recognizes revenues when the Group can reasonably calculate the amount and determine it is probable a significant reversal will not occur. For all the periods presented, no revenue was generated from the additional consideration from Cloud Hosting arrangements offered under the accelerator mode.

AI cloud services

The Group offers cloud-based computing, storage, and artificial intelligence services, which allow customers to use hosted software and hardware infrastructure without taking possession of the software or hardware. The Group has a single performance obligation in offering the use of software and hardware as a bundle to the customers as both software and hardware are interdependent in the Group’s service delivery. Revenue is measured based on the transaction price, which represents the amount of consideration the Group expects to be entitled to in exchange for providing services, exclusive of discounts and, where applicable, sales taxes collected on behalf of third parties. Revenue related to subscription-based cloud services is recognized over the subscription contract period. Revenue related to on-demand cloud services based on usage is recognized as usage occurs. The Group accepts both digital asset and fiat currency as payments for these services.

Details of revenues for each category are as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Net Service Revenues
Self-mining	315,226	96,538
Co-mining	34,002	-
Cloud hash rate	7,425	51
General hosting	8,226	18,960
Membership hosting	26,529	30,868
AI cloud services	17,689	2,691
Others (1)	2,943	2,905

Net Product Revenues
Sale of mining rigs and accessories	4,087	73,554
Others (2)	1,587	143
Total revenues	417,714	225,710

(1)	Other service revenues primarily comprise revenue from the provision of technical and human resources services, repair services for hosted mining rigs, the leasing of property, plant and equipment, and cloud hosting arrangements.

(2)	Other product revenues primarily comprise revenue from the sale of mining rig peripherals and containerized solution products.

The Group presents the revenue recognized on the acceptance of digital assets, which is a non-cash item, as an adjustment to remove the non-cash item for the cash flows from operating activities and the disposals of digital assets received in revenue arrangements are presented as cash flows from investing activities in the consolidated statements of cash flows. The purchases and disposals of digital assets associated with investment are presented as investing activities in the consolidated statements of cash flows.

Contract assets and liabilities

A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for expected credit losses and are reclassified to receivables when the right to the consideration has become unconditional. As of June 30, 2026 and December 31, 2025, the Group did not have any contract assets.

A contract liability is recognized when the customer pays consideration for goods or services before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized. As of June 30, 2026 and December 31, 2025, the Group had contract liabilities, presented as deferred revenue on the consolidated balance sheets, of approximately US$115.2 million and US$127.6 million. Approximately US$16.0 million and US$14.6 million, included in the deferred revenue balance at January 1, 2026 and 2025, respectively, was recognized as revenue during the six months ended June 30, 2026 and 2025.

Income tax
q.	Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the carrying amounts in the financial statements and the tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive income (loss) in the period of change. Deferred tax assets and liabilities are classified as noncurrent in the consolidated balance sheets.

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Financial instruments
r.	Financial instruments

Investments

The Group’s investments consist of debt security investments, equity security investments, and equity method investments.

In accordance with ASC 320, Investments – Debt Securities, the Group classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The debt securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and measured at fair value. Unrealized holding gains and losses for trading securities are included in earnings. Investments not classified as trading or as held-to-maturity are classified as available-for-sale investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Credit losses related to available-for-sale investments to be recorded through an allowance for credit losses. The Group compares the present value of cash flows expected to be collected from the investment with the amortized cost basis of the security to determine if a credit loss exists. If the present value of cash flows expected to be collected is less than the amortized cost basis of the investment, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than amortized cost basis. An available-for-sale investment is written off in the period the investment is deemed uncollectible. The Group has the ability and intent to hold these investments with unrealized losses for a reasonable period of time sufficient for the recovery of their amortized cost bases.

In accordance with ASC 321, Investments – Equity Securities, for investments in an investee over which the Group does not have significant influence, the Group carries the investments at fair value with unrealized gains and losses included in earnings. For investments that do not have readily determinable fair value, the Group has elected to measure its equity security investments at net asset value (or its equivalent), if it qualifies for the NAV practical expedient under ASC 820, or at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same investee (“measurement alternative”). The Group’s management regularly evaluates the impairment of its equity security investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations and comprehensive income (loss) equal to the excess of the investment’s cost over its fair value at the balance sheets date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in (a) entities in which the Group can exercise significant influence but does not own a majority equity interest or control and (b) limited partnership in which the Group holds a three percent or greater interest. Such investments are accounted for using the equity method of accounting in accordance with ASC 323, Investments – Equity Method and Joint Ventures. Under the equity method, the Group initially records its investments at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations and comprehensive income (loss). The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Group evaluates its equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in the consolidated statements of operations and comprehensive income (loss) when the decline in value is determined to be other-than-temporary.

Convertible notes

The Group accounts for its convertible senior notes under FASB ASC 470-20, Debt with Conversion and Other Options or FASB ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, depending on the specific terms of the debt agreement. The Group records the convertible senior notes as a long-term liability at face value net of debt issuance costs. If any of the conditions to the convertibility of the convertible senior notes are satisfied, or the convertible senior notes become due within one year, then the Group may be required under applicable accounting standards to reclassify the carrying value of the convertible senior notes as a current, rather than a long-term liability.

Debt issuance costs related to the convertible senior notes were capitalized and recorded as a contra-liability and are presented net against the balance of the convertible senior notes on the Consolidated Balance Sheets. Debt issuance costs consist of underwriting, legal and other direct costs related to the issuance of the convertible senior notes and are amortized to interest expense over the term of the convertible senior notes using the straight-line method which approximated the effective interest method.

If an embedded derivative is separated from its host contract, the debt host contract is discounted by the initial fair value of the separated embedded derivative and is offset by issuance costs associated with the host contract. The Group accounts for its host contract, whose embedded derivative becomes separated, subsequently at amortized cost, and the discount and issuance costs are amortized to interest expense over the expected term of the host contract using the effective interest method.

Settlements of convertible senior notes are evaluated to determine whether the settlement constitutes a conversion in accordance with the existing terms of the instrument, an induced conversion or an extinguishment. Where notes are converted in accordance with their existing conversion terms, the carrying amount of the notes, net of unamortized debt issuance costs, is reclassified to shareholders’ equity and no gain or loss is recognized. Where the Group changes the conversion privileges of the notes for a limited period of time in order to induce conversion, and the offer preserves the form and amount of the consideration issuable under the conversion terms of the existing instrument, the settlement is accounted for as an induced conversion. For this purpose, the conversion terms of the existing instrument are those in effect as of the date on which the inducement offer is accepted, except that where the conversion terms were changed within the one-year period preceding that date and the change was not accounted for as an extinguishment, the conversion terms that existed one year before that date are used. In an induced conversion no gain or loss is recognized on the notes, and the Group recognizes an inducement expense equal to the fair value of all securities and other consideration transferred in excess of the fair value of the securities and other consideration issuable under the conversion terms of the existing instrument, in each case measured as of the date on which the inducement offer is accepted.

Settlements that do not qualify as a conversion or an induced conversion, including settlements in a form of consideration that is not provided for in the existing conversion terms and exchanges of convertible senior notes for new debt instruments that are determined to be substantially different in accordance with ASC 470-50, Debt—Modifications and Extinguishments, are accounted for as extinguishments. The difference between the fair value of the consideration transferred, including any equity instruments issued measured at fair value, and the net carrying amount of the notes derecognized, including unamortized debt issuance costs, is recognized as a gain or loss on extinguishment. Inducement expense and gains and losses on extinguishment are presented in Other losses, net in the consolidated statements of operations and comprehensive income (loss).

Derivative instruments

Separated embedded derivative from convertible note

The Group evaluates and accounts for derivatives embedded in its convertible instruments in accordance with ASC 815. Accordingly, the Group has assessed if embedded derivatives should be separated from its host contract and accounted for as a derivative instrument based on whether all three ASC 815 criteria are met: (1) the economic characteristics and risks of the embedded derivative are not clearly and closely related to the economic characteristics and risks of the host contract, (2) the hybrid instrument is not remeasured at fair value under GAAP with changes in fair value reported in earnings as they occur, and (3) a separate instrument with the same terms as the embedded derivative would be a derivative instrument. ASC 815 also provides an exception to this rule when the host instrument is deemed to be a conventional convertible debt instrument as defined in the FASB ASC topic. The Group accounts for its separated embedded derivative as a derivative instrument that is carried at fair value and recognizes any gains or losses in net income.

Power-related contracts

The Group entered into contracts for the purchase and sale of electricity as part of its ordinary course of operations. These contracts meet the definition of a derivative instrument under ASC 815 because they reference an underlying electricity price and a notional volume, require little or no initial net investment, and are capable of net settlement, either by their explicit terms or through a market mechanism.

Certain of these contracts that the Group enters into and continues to hold for the purpose of taking or making physical delivery of electricity in the normal course of its business, and for which it is probable, throughout the contract term, that delivery will occur, are designated as normal purchases or normal sales and are excluded from the scope of ASC 815. Such contracts are accounted for as executory contracts, with the associated cost recognized in cost of revenue as electricity is delivered and consumed.

The normal purchases and normal sales designation is reassessed on an ongoing basis. If a contract that previously qualified for the exception is subsequently used in a manner inconsistent with it, likewise the Group enters into an arrangement to sell forward, or monetize electricity procured under a physical supply contract rather than consume it, which results in a pattern of net cash settlement which leads to the contract no longer meets the criteria for the exception, the contract is then prospectively accounted for as a derivative, measured at fair value, from the date the Group’s use of the contract changed. Once the exception ceases to be met, it is not re-applied to that contract, and the contract continues to be accounted for as a derivative instrument for the remainder of its term.

Contracts that are net settled by design or under their governing master agreement, including contracts referencing a wholesale electricity price index that settle through payment netting rather than physical delivery do not qualify for the normal purchases and normal sales exception at any point during their term and are accounted for as derivatives in their entirety from inception.

The derivative instruments are recognized on the balance sheet at fair value, with the resulting asset or liability classified as current or noncurrent based on the timing of expected settlement or realization. The Group has not designated any of its derivative instruments in a hedge accounting relationship.

Realized gains and losses arising from the settlement of derivative instruments are presented within other expense, net in the consolidated statements of operations and comprehensive income (loss). Unrealized (mark-to-market) gains and losses on outstanding derivative instruments, are presented in fair value change of derivative instruments in the consolidated statements of operations and comprehensive income (loss).

Warrant liability

Warrants issued by the Group that provide for potential adjustments to the exercise price or number of shares in response to, among other events, future equity issuances, result in the Group’s obligation to issue variable number of shares in exchange for a fixed total consideration. These warrants are classified as derivative liabilities under ASC 815 which are measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in net income.

The Group classifies warrants within Level 3 of the fair value hierarchy due to the use of unobservable inputs in the valuation process.

Digital asset-denominated borrowings, receivables and payables

Receivables and payables

Receivables and payables settled in digital assets represent rights and obligations to receive and deliver a fixed quantity of digital assets rather than a fixed amount of cash, and are not within the scope of ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets, which applies to digital assets held. The receivables and payables are accounted for as hybrid instruments, with asset and liability host contracts that contain an embedded derivative based on the changes in the fair value of the underlying digital assets. The host contracts are not accounted for as debt instruments because they are not financial instruments, which are carried at the fair value of the digital assets at point of acquisition. The embedded derivative is accounted for at fair value, determined using the quoted price of the underlying digital assets within the Group's principal market at the time of measurement. The change in fair value of the underlying digital assets, amounted to US$6.5 million gains and US$3.2 million losses for the six months ended June 30, 2026 and 2025, respectively, are recognized in other operating income (expenses) on the consolidated statements of operations and comprehensive income (loss). Receivable settled in digital assets is further adjusted for expected credit losses. See further discussion regarding expected credit loss from receivables settled in digital assets in Note 2(h).

Borrowings

The Group obtains financing from a related party under facilities pursuant to which the amounts advanced and repayable are denominated in a fixed quantity of digital assets. Digital assets received on drawdown are recognized as digital assets at the fair value of the digital assets received on the drawdown date, and a corresponding borrowing from a related party is recognized at the same amount.

Such borrowing contains an embedded derivative feature similar to payables settled in digital assets, which is accounted for at fair value, determined using the quoted price of the underlying digital assets within the Group's principal market at the time of measurement, with changes in fair value recognized in change in fair value of digital assets loan in the consolidated statements of operations and comprehensive income (loss).

Interest on these facilities is payable in digital assets and is recognized in interest expense over the term of the drawdown, measured at the fair value of the digital assets payable on the date the interest is incurred. On settlement, the borrowing and the digital assets delivered in settlement are derecognized, and any difference between the carrying amount of the borrowing and the carrying amount of the digital assets delivered is recognized in change in fair value of digital assets loan.

Drawdowns and repayments under these facilities are settled in digital assets and do not give rise to cash flows. Accordingly, they are excluded from the consolidated statements of cash flows and are disclosed as non-cash investing and financing activities.

Fair value
s.	Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group measures certain financial assets, including investments under the equity method on other-than-temporary basis, investments under the Measurement Alternative, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Impairment of long-lived assets, other than goodwill
t.	Impairment of long-lived assets, other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset or an asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the asset or the asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or the asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or the asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the asset or the asset group over its fair value.

Contingencies
u.	Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, unless it is immaterial or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Earnings (loss) per share
v.	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted earnings (loss) per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method, and dilution impact of convertible senior notes using the if-converted method. Under the if-converted method, the convertible senior notes are assumed to have been converted at the beginning of the period, or at the date of issuance if later, and income (loss) attributable to ordinary shareholders is adjusted to add back the interest expense, the amortization of debt discount and issuance costs and the change in fair value of the separated embedded derivative recognized on those notes, in each case net of tax, with the ordinary shares issuable on conversion included in the weighted average number of ordinary shares. The effect mentioned above is not included in the calculation of the diluted earnings (loss) per share when inclusion of such effect would be anti-dilutive.

Cost of revenue
w.	Cost of revenue

Cost of revenue consists of direct costs incurred to generate service and product revenues. Cost of services revenue primarily includes direct production costs of mining operations, including electricity expenses incurred for operating the Group’s mining rigs in its revenue-generating activities, depreciation expense from the mining rigs and datacenters hosting those mining rigs and compensation expenses incurred by mining datacenter personnel. Cost of product revenue primarily includes the costs of mining rigs sold to customers.

Selling expenses
x.	Selling expenses

Selling expenses primarily consist of (i) staff costs, including salaries, wages and other benefits to sales personnel, (ii) promotional expenses, which primarily represent expenses incurred for online and offline marketing activities and other promotional activities to reach more customers, and (iii) share-based compensation expenses related to sales personnel. Adverting expenses included in selling expenses primarily represent online or offline advertising campaigns to promote the sales of the Group’s products and services, which amounted to US$3.2 million and US$0.9 million for the six months ended June 30, 2026 and 2025, respectively.

Research and development expenses
y.	Research and development expenses

Research and development expenses primarily consist of (i) staff costs, including salaries, wages and other benefits to research and development personnel, (ii) share-based compensation expenses related to research and development personnel, (iii) one-off incremental development expense, (iv) technical service fee and (v) amortization expenses of intangible assets acquired from the acquisition of FreeChain. Research and development expenses are expensed as incurred. Software development costs are recorded in “Research and development expenses” as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative expenses
z.	General and administrative expenses

General and administrative expenses primarily consist of (i) staff costs, including salaries, wages and other benefits to general and administrative personnel, (ii) consulting service expenses, (iii) share-based compensation expenses related to general and administrative personnel, (iv) insurance expenditure, and (v) travel expenses and office expenses incurred during daily operation.

Related party transactions
aa.	Related party transactions

A party is considered to be related to the Group if the party, directly or indirectly through one or more intermediaries, controls, is controlled by, or is under common control with the Group, or has the ability to exercise significant influence over the Group in making financial and operating decisions. Related parties also include the Group’s equity method investees, principal owners, members of key management personnel, and members of their immediate families, as well as entities that are controlled or significantly influenced by, or under common control with, any of the foregoing. Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment information
bb.	Segment information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information regularly reviewed by the Group’s CODM to evaluate the operating segment results. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC Topic 280, Segment Reporting.

Recent accounting pronouncements
cc.	Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC 740-10-50-12 to require public business entities (“PBEs”) to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If PBE is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, PBEs that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC 740-10-50-12A, which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: (1) State and local income tax, net of federal (national) income tax effect; (2) Foreign tax effects; (3) Effect of changes in tax laws or rates enacted in the current period; (4) Effect of cross-border tax laws; (5) Tax credits; (6) Changes in valuation allowances; (7) Nontaxable or nondeductible items; (8) Changes in unrecognized tax benefits. PBEs must apply the ASU’s guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Early adoption is permitted. The new guidance is required to be applied either prospectively or retrospectively. The Group adopted this update with effect from January 1, 2025 on a prospective basis. The adoption did not have a material impact on the consolidated financial statements, and the required disclosures are included in Note 19.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”). The amendments clarify the requirements for determining whether the settlement of a convertible debt instrument, resulting from a change to its conversion features, should be accounted for as an induced conversion rather than as a debt extinguishment, including a requirement to assess whether the inducement offer preserves the form and amount of consideration issuable upon conversion under the terms that existed one year before the date the inducement offer is accepted. The Group adopted ASU 2024-04 with effect from January 1, 2026 on a prospective basis. As of June 30, 2026, the Group had outstanding convertible notes with an aggregate principal amount of US$1.2 billion that may be subject to the amendments. The adoption did not have a material impact on the Group’s consolidated financial statements for the six months ended June 30, 2026. The effect on future periods will depend on the occurrence, nature and terms of any settlement of the Group’s convertible debt instruments through modified conversion terms. The Group’s accounting policy for settlements of convertible senior notes, including induced conversions, is described in Note 2.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides a practical expedient permitting an entity to assume that current conditions as of the balance sheet date will remain unchanged over the remaining life of current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The Group adopted ASU 2025-05 with effect from January 1, 2026 on a prospective basis and elected to apply the practical expedient in estimating expected credit losses for current accounts receivable and current contract assets. The adoption did not have a material impact on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 amends ASC 350-40, Intangibles-Goodwill and Other-Internal Use Software, to reflect that software is not always developed in a linear manner, removing all references to development stages and adding new guidance on how to evaluate whether the probable-to-complete threshold has been met. ASU 2025-06 is required to be adopted for fiscal years commencing after December 15, 2027, with early adoption permitted. ASU 2025-06 allows for a prospective, retrospective, or modified transition approach to adoption, based on the status of the project and whether software costs were capitalized before the date of adoption. The Group anticipates using a prospective transition approach and is evaluating the impact of adopting the standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Group is currently in the process of evaluating the disclosure impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”). The amendments clarify when the interim reporting guidance in Topic 270 applies, compile the interim disclosure requirements into a single list within Topic 270, and add a disclosure principle requiring disclosure of events occurring after the most recent annual reporting period that have a material impact on the entity. For public business entities, ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The amendments may be applied either prospectively to interim reporting periods beginning after the date of adoption or retrospectively to any or all prior periods presented. The Group is currently evaluating the impact of adopting ASU 2025-11 on its interim financial statement disclosures.